STOCK BENEFIT PLANS (Schedule of ESOP Shares) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Allocated shares	153,178	130,951
Unallocated shares	179,086	209,020
Total ESOP shares	332,264	339,971
Fair value of ESOP shares	$ 2,963,873	$ 3,365,222